Financial risk management - Sensitivity Analysis to Reasonable Possible Change in Exchange Rates (Details) - Currency risk - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
USD Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rates	10.00%	10.00%	10.00%
Decrease in exchange rates	(10.00%)	(10.00%)	(10.00%)
Effect on result before tax if exchange rates increase	SFr 2,289	SFr 4,468	SFr 4,718
Effect on result before tax if interest rates decrease	SFr (2,289)	SFr (4,468)	SFr (4,718)
EUR Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rates	10.00%	10.00%	10.00%
Decrease in exchange rates	(10.00%)	(10.00%)	(10.00%)
Effect on result before tax if exchange rates increase	SFr 33	SFr 291	SFr 479
Effect on result before tax if interest rates decrease	SFr (33)	SFr (291)	SFr (479)